ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Separation-Related Adjustments to the Company's Balance Sheet
The following represents the impact of these Separation-related adjustments to the Company’s balance sheet following the Separation on November 1, 2022:

(in thousands)	As of October 31, 2022	Separation-Related Adjustments	As of November 1, 2022
ASSETS
Current assets:
Cash and cash equivalents	$1,842	$96,242	$98,084
Accounts receivable, net	5,541	(5,541)	—
Prepaid expenses and other current assets	2,220	—	2,220

Total current assets	9,603	90,701	100,304
Deferred income taxes, net	167	(167)	—
Intangible assets, net	166,182	—	166,182
Goodwill	83,979	—	83,979
Property and equipment, net	19,888	19	19,907
Operating lease right-of-use assets	21,290	—	21,290
Other long-term assets	1,448	—	1,448

Total assets	$302,557	$90,553	$393,110

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$8,569	$(8,096)	$473
Accrued expenses and other current liabilities	3,381	(3,356)	25
Current contingent liabilities	1,569	—	1,569
Current deferred revenue	8,582	—	8,582
Current operating lease liabilities	1,611	—	1,611

Total current liabilities	23,712	(11,452)	12,260
Long-term contingent liabilities	4,175	—	4,175
Deferred income taxes, net	15,136	5,731	20,867
Long-term operating lease liabilities	24,822	—	24,822
Long-term deferred revenue	5,004	—	5,004
Other long-term liabilities	298	(298)	—

Total liabilities	73,147	(6,019)	67,128
Parent company net investment	229,410	(229,410)	—
Common stock	—	12	12
Additional paid-in capital	—	325,970	325,970

Total liabilities and stockholders’ equity	$302,557	$90,553	$393,110